FINANCE COSTS (Tables)	9 Months Ended
Sep. 30, 2022
Finance Costs [Abstract]
Disclosure Of finance costs
Finance costs for the reporting periods consist of the following:

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	$	$	$	$
Interest on long-term debt and other debts	718,404	288,873	1,600,451	2,178,879
Interest on lease liabilities	803,084	114,618	2,343,146	304,223
Interest on convertible debt instruments	—	—	—	2,503,097
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights	—	(58,723)	82,850	228,121
Accretion expense on common shares, retractable	—	—	—	2,031,863
Gain on derecognition of the balance of purchase price payable related to the acquisition of the dealership rights	—	—	(2,130,583)	—
Other	(21,186)	(115,274)	(49,113)	(107,665)
	1,500,302	229,494	1,846,751	7,138,518
a.On May 7, 2022, the agreement with a private company relating to the previous acquisition of dealership rights in certain territories in the United States matured and the related financial liability was derecognized. The carrying amount of $2,130,583 was recognized as a gain under finance costs (income) in the consolidated statements of earnings (loss) and comprehensive earnings (loss)